AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Principal Amount	Value
Municipal Bonds - 92.4%
Arizona - 1.5%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	$5,040,000	$6,298,337
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	11,833,200

Total Arizona		18,131,537
California - 10.3%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,165,888
5.000%, 02/01/30	1,630,000	1,949,105
5.000%, 02/01/31	900,000	1,071,243
5.000%, 02/01/32	1,855,000	2,197,748

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	10,515,000	13,682,749
Los Angeles County Metropolitan Transportation Authority, Series R
5.000%, 06/01/29	6,940,000	9,331,316
5.000%, 06/01/31	6,000,000	8,119,140
5.000%, 06/01/32	10,000,000	13,434,800

Los Angeles Unified School District, Series A 5.000%, 07/01/28 [1]	5,000,000	6,510,700
San Diego County Water Authority, Series A
5.000%, 05/01/28 [1]	1,770,000	2,295,177
5.000%, 05/01/29 [1]	2,455,000	3,256,238
5.000%, 05/01/30 [1]	1,800,000	2,435,418
5.000%, 05/01/31 [1]	1,300,000	1,793,714

San Francisco City & County Airport Commission, San Francisco International Airport, Series A
5.000%, 05/01/34	5,000,000	6,157,850
5.000%, 05/01/35	5,800,000	7,112,714

State of California
5.000%, 08/01/29	7,235,000	8,982,180
5.000%, 09/01/29	5,075,000	6,317,360
5.000%, 11/01/30	11,575,000	15,797,213
5.000%, 04/01/32	5,000,000	6,979,400

State of California, Series C 5.000%, 09/01/26	7,715,000	9,422,715

Total California		128,012,668
Colorado - 1.9%
Colorado Health Facilities Authority, Series A
5.000%, 01/01/27	2,500,000	3,113,400
5.000%, 01/01/28	2,500,000	3,180,150
5.000%, 01/01/29	4,125,000	5,338,699
5.000%, 08/01/33	4,250,000	5,276,842

Regional Transportation District County COPS, Series A 5.000%, 06/01/24	6,000,000	6,678,360

Total Colorado		23,587,451
	Principal Amount	Value
Connecticut - 3.4%
State of Connecticut Special Tax Revenue 5.000%, 05/01/28	$3,000,000	$3,874,050
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 08/01/24	5,340,000	6,280,588
5.000%, 01/01/30	10,180,000	12,812,955

State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	9,338,625
State of Connecticut, Series A 5.000%, 01/15/31	7,625,000	10,091,382

Total Connecticut		42,397,600
District of Columbia - 3.4%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C 5.000%, 10/01/24	5,500,000	6,028,110
District of Columbia, Series A 5.000%, 06/01/30	6,020,000	7,464,078
District of Columbia, Series B
5.000%, 10/01/28	7,100,000	9,461,531
5.000%, 06/01/31	10,080,000	13,106,621

Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	6,152,969

Total District of Columbia		42,213,309
Florida - 3.9%
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	7,276,740
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,823,303
Lee Memorial Health System, Series A 5.000%, 04/01/34	5,645,000	7,087,298
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	5,413,665
Orange County Health Facilities Authority, Series G 5.000%, 10/01/26	3,000,000	3,702,720
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,565,645
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	5,986,115

Total Florida		48,855,486
Georgia - 2.0%
Atlanta Water & Wastewater Revenue 5.000%, 11/01/25	5,100,000	6,179,619

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Georgia - 2.0% (continued)
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	$4,600,000	$4,976,694
Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	10,310,000	14,166,868

Total Georgia		25,323,181
Illinois - 6.1%
Chicago O'Hare International Airport, Series A 5.000%, 01/01/35 [1]	5,000,000	6,195,250
Chicago O'Hare International Airport, Series B 5.000%, 01/01/28	10,670,000	12,506,840
Chicago O'Hare International Airport, Senior Lien, Series A
5.000%, 01/01/36	10,000,000	12,124,600
5.000%, 01/01/38	5,500,000	6,622,825

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,617,890
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,700,000	11,584,904
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,100,000	13,036,171

Total Illinois		75,688,480
Indiana - 1.1%
Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	6,406,656
Indiana Transportation Finance Authority, Series C 5.500%, 12/01/25	6,070,000	7,636,546

Total Indiana		14,043,202
Iowa - 1.5%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	19,182,568
Kentucky - 0.5%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,505,000	6,608,367
Maryland - 6.2%
Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	8,538,845
	Principal Amount	Value

State of Maryland, Department of Transportation
5.000%, 10/01/28	$12,365,000	$15,479,249
5.000%, 09/01/29	12,205,000	15,630,943

State of Maryland, Series B 5.000%, 08/01/25	24,125,000	29,590,760
State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	8,025,120

Total Maryland		77,264,917
Massachusetts - 2.9%
Commonwealth of Massachusetts 5.000%, 07/01/29	6,010,000	8,083,570
Commonwealth of Massachusetts, Series A 5.000%, 07/01/25	7,700,000	9,417,023
Massachusetts Bay Transportation Authority 5.000%, 07/01/22	10,000,000	10,844,100
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,080,000	7,593,008

Total Massachusetts		35,937,701
Michigan - 3.1%
Lansing Board of Water & Light, Series A 5.500%, 07/01/41	5,000,000	5,200,850
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	13,968,657
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,985,863
State of Michigan 5.000%, 03/15/27	10,000,000	12,667,100

Total Michigan		38,822,470
Minnesota - 0.8%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/35	3,165,000	3,906,718
Minneapolis-St Paul Metropolitan Airports Commission, Series A 5.000%, 01/01/25	5,000,000	5,904,300

Total Minnesota		9,811,018
Mississippi - 0.8%
State of Mississippi, Series A 5.000%, 10/01/28	10,000,000	10,483,100
Missouri - 1.6%
University of Missouri, Series A 5.000%, 11/01/26	5,520,000	6,539,654
University of Missouri, Series B 5.000%, 11/01/30	10,010,000	13,752,739

Total Missouri		20,292,393

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Nebraska - 0.5%
University of Nebraska Facilities Corp. 5.000%, 07/15/25	$5,010,000	$6,116,809
New Jersey - 0.4%
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	5,120,249
New Mexico - 0.2%
New Mexico Finance Authority 5.000%, 06/01/22	2,845,000	3,074,705
New York - 10.2%
Long Island Power Authority 5.000%, 09/01/35	5,015,000	6,340,364
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	15,234,690
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,121,765
5.000%, 11/15/27	5,000,000	5,121,950
5.000%, 11/15/28	4,750,000	4,990,160

New York City General Obligation, Series I 5.000%, 08/01/24	5,000,000	5,423,900
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,080,000	6,458,407
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	9,585,000	11,503,438
New York State Dormitory Authority, Series A
5.000%, 12/15/25	8,645,000	9,524,975
5.000%, 12/15/27	5,640,000	6,186,572
5.000%, 03/15/31	7,670,000	9,784,235

New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,355,000	5,683,851
New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	10,007,059
Onondaga Civic Development Corp, Series A 5.000%, 12/01/33	2,720,000	3,614,064
Port Authority of New York & New Jersey
5.000%, 07/15/31	10,000,000	12,910,100
5.000%, 07/15/32	6,545,000	8,387,418

Total New York		126,292,948
North Carolina - 1.6%
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,300,000	19,535,805
Ohio - 2.8%
Ohio State General Obligation, Series A 5.000%, 09/01/26	7,090,000	8,989,907
	Principal Amount	Value

Ohio State General Obligation, Series T 5.000%, 05/01/30	$5,000,000	$6,345,850
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A 5.000%, 06/01/25	5,000,000	6,084,100
State of Ohio, Series A 5.000%, 08/01/21	12,545,000	13,054,076

Total Ohio		34,473,933
Oregon - 1.9%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	12,042,600
Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	11,100,166

Total Oregon		23,142,766
Pennsylvania - 2.1%
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,520,000	7,078,020
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,880,000	9,894,837
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,970,000	8,679,881

Total Pennsylvania		25,652,738
Texas - 9.8%
Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,754,139
Central Texas Turnpike System, Series A 5.000%, 08/15/39	8,000,000	10,281,440
City of Corpus Christi TX Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	4,046,938
City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,350,000	11,592,784
Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	11,886,458
Dallas Fort Worth International Airport, Series A
5.000%, 11/01/29	3,535,000	4,655,135
5.000%, 11/01/30	2,000,000	2,673,360
5.000%, 11/01/31	3,215,000	4,262,158

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	4,410,216

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Texas - 9.8% (continued)

North Texas Municipal Water District Water System Revenue, Refunding And Improvement 5.000%, 09/01/29	$7,350,000	$9,178,239
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A 5.000%, 01/01/25	6,460,000	7,392,695
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,382,080
5.000%, 01/01/32	3,010,000	3,639,692

North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,904,151
Texas Private Activity Bond Surface Transportation Corp.
4.000%, 12/31/37	5,000,000	5,641,600
4.000%, 12/31/38	3,735,000	4,200,381

Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,460,000

Total Texas		121,361,466
Utah - 2.1%
Salt Lake City Corp. Airport Revenue, Series A
5.000%, 07/01/29	3,450,000	4,286,901
5.000%, 07/01/30	6,585,000	8,119,371

State of Utah, Series B 5.000%, 07/01/22	7,500,000	8,137,200
Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	6,064,411

Total Utah		26,607,883
Virginia - 1.9%
Virginia College Building Authority, Series A 5.000%, 09/01/21	10,000,000	10,445,600
Virginia Public Building Authority, Series B 5.000%, 08/01/25	10,430,000	12,793,021

Total Virginia		23,238,621
Washington - 4.5%
Energy Northwest Electric Revenue, Bonneville Power 5.000%, 07/01/25	10,305,000	12,575,707
Energy Northwest Nuclear Revenue, Project 3, Series A 5.000%, 07/01/25	7,965,000	9,720,088
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	9,142,264
State of Washington, Series R-2015C 5.000%, 07/01/28	10,265,000	12,293,261
	Principal Amount	Value

University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	$7,270,000	$8,005,724
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,005,000	3,664,447

Total Washington		55,401,491
West Virginia - 0.4%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,530,701
Wisconsin - 3.0%
State of Wisconsin
5.000%, 05/01/29 [1]	3,500,000	4,616,570
5.000%, 05/01/30 [1]	2,390,000	3,213,904
5.000%, 05/01/31 [1]	2,700,000	3,608,010

Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	26,052,084

Total Wisconsin		37,490,568

Total Municipal Bonds (Cost $1,085,676,550)		1,148,696,131
Short-Term Investments - 7.7%
Municipal Bonds - 7.7%
California - 0.9%
City of Los Angeles 4.000%, 06/24/21	6,070,000	6,239,171
County of Los Angeles, Series A 4.000%, 06/30/21	5,000,000	5,142,550

Total California		11,381,721
New York - 2.1%
New York State Dormitory Authority, Series B 5.000%, 03/31/21	26,000,000	26,626,080
Texas - 4.7%
State of Texas 4.000%, 08/26/21	56,425,000	58,363,199

Total Municipal Bonds (Cost $96,318,403)		96,371,000

Total Short-Term Investments (Cost $96,318,403)		96,371,000
Total Investments - 100.1% (Cost $1,181,994,953)		1,245,067,131
Other Assets, less Liabilities - (0.1)%		(1,724,222)
Net Assets - 100.0%		$1,243,342,909

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
[1]	All or part of this security is a delayed delivery transaction. The market value for delayed delivery securities at September 30, 2020, amounted to $33,924,982, or 2.7% of net assets.

COPS	Certificates of Participation
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,148,696,131	—	$1,148,696,131
Short-Term Investments
Municipal Bonds†	—	96,371,000	—	96,371,000
Total Investments in Securities	—	$1,245,067,131	—	$1,245,067,131

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.